Intangible Assets and Goodwill - Narrative (Details) - CAD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, intangible assets other than goodwill	$ 2,100
Acquisitions through business combinations, intangible assets and goodwill			$ 2,912,172	$ 893,145
Increase (decrease) through other changes, intangible assets and goodwill			42,388
Goodwill	3,172,550		3,172,550	760,744
Impairment loss recognised in profit or loss, intangible assets and goodwill			9,002
Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Indefinite life intangibles	$ 319,100		$ 319,100
Indoor cultivation CGU
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ (1,100)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate	13.50%		13.50%
Perpetual growth rate	1.90%		1.90%
Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate	28.40%		28.40%
Perpetual growth rate	3.00%		3.00%
Software
Disclosure of detailed information about intangible assets [line items]
Increase (decrease) through transfers, intangible assets other than goodwill	$ (2,100)
Acquisitions through business combinations, intangible assets and goodwill			$ 0
Increase (decrease) through other changes, intangible assets and goodwill			17,824
Impairment loss recognised in profit or loss, intangible assets and goodwill			0
Intangible assets other than goodwill
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill			495,232	173,501
Impairment loss recognised in profit or loss, intangible assets and goodwill			5,112
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill			69,400	7,305
Increase (decrease) through other changes, intangible assets and goodwill			5,362
Acquisitions of intangible assets through issuance of common shares			5,400
Impairment loss recognised in profit or loss, intangible assets and goodwill			39
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill			111,300	93,121
Increase (decrease) through other changes, intangible assets and goodwill			19,202
Acquisitions of intangible assets through issuance of common shares			4,500
Impairment loss recognised in profit or loss, intangible assets and goodwill			0
Permits and licenses | Cannabis segment CGUs
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			4,000
Patents
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill			130	2,221
Increase (decrease) through other changes, intangible assets and goodwill			0
Impairment loss recognised in profit or loss, intangible assets and goodwill			456
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill			82,500	0
Increase (decrease) through other changes, intangible assets and goodwill			0
Impairment loss recognised in profit or loss, intangible assets and goodwill			0
Goodwill
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets and goodwill			2,416,940	$ 719,644
Increase (decrease) through other changes, intangible assets and goodwill			0
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ (3,900)	3,890
Change in Useful Life of Production Facilities
Disclosure of detailed information about intangible assets [line items]
Decrease in amortization expense of intangible assets			$ 8,000